Net Income Per Operating Partnership Unit - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended											4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Apr. 24, 2016	Dec. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Income from continuing operations	$ 68,553				$ 55,974								$ 35,346	$ 186,470	$ 162,202	$ 214,139	$ 165,990	$ 35,346
Income from discontinued operations	0				13,949									16,216	13,949	30,563	0	0
Net income - basic and diluted	$ 68,553	$ 67,769	$ 66,364	$ 68,551	$ 69,923	$ 48,059	$ 58,169	$ 31,723	$ 43,700	$ 43,875	$ 46,692	$ (84,383)	$ 119,729	$ 202,686	$ 176,151	$ 244,702	$ 165,990	35,346
Denominator:
Effect of dilutive shares for diluted net income per Operating Partnership unit (in shares)	157,497				196,739								249,331	204,557	183,141	188,085	183,410
MGP Operating Partnership
Numerator:
Income from continuing operations	$ 68,553				$ 55,974								$ 119,729	$ 186,470	$ 162,202	$ 214,139	$ 165,990	35,346
Income from discontinued operations	0				13,949								0	16,216	13,949	30,563	0	0
Net income - basic and diluted	$ 68,553	$ 67,769	$ 66,364	$ 68,551	$ 69,923	$ 48,059	$ 58,169	$ 31,723	$ 43,700	$ 43,875	$ 46,692	$ (84,383)	$ 119,729	$ 202,686	$ 176,151	$ 244,702	$ 165,990	$ 35,346
Denominator:
Weighted average Operating Partnership units outstanding - basic (in shares)	292,867,986				266,139,175								232,181,070	290,661,305	266,125,252	266,131,712	249,451,258	232,181,070
Effect of dilutive shares for diluted net income per Operating Partnership unit (in shares)	157,497				196,739								249,331	204,557	183,141	188,085	183,410
Weighted average Operating Partnership units outstanding - diluted (in shares)	293,025,483				266,335,914								232,430,401	290,865,862	266,308,393	266,319,797	249,634,668	232,430,401